Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 800,000	$ 700,000	$ 1,500,000	$ 4,500,000